SUBSEQUENT EVENTS - Deconsolidation Impact on Consolidated Balance Sheets (Unaudited) (Parenthetical) (Details) - $ / shares	Jun. 30, 2025	Apr. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENT
Ordinary shares, shares authorized	2,000,000	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares issued			25,216,523	11,675,216
Ordinary shares, shares outstanding			25,216,523	11,675,216